EQUITY (Parentheticals) (Details 2) (USD $)	12 Months Ended		0 Months Ended		2 Months Ended
	Dec. 31, 2014		Jan. 13, 2014	Sep. 07, 2014	Mar. 03, 2015	Dec. 31, 2013
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price	$ 40.56
Number of options granted	13,455,700	[1]
Exercise price of option (in dollars per share)	$ 7.82	[1]
Options outstanding Number	26,782,719					17,494,470
Weighted average exercise price of outstanding options	$ 5.44					$ 2.97
Weighted average remaining contractual life (in years)	4 years 11 months 9 days
Number of options exercisable at year-end	15,181,974
Options | Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of persons	2		2
Number of options granted			11,500,000
Exercise price of option (in dollars per share)			$ 6.98
Number of options vested immediately			3,850,000
Vesting period (in years)			2 years
Options | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of persons				4
Number of options granted				200,000
Exercise price of option (in dollars per share)				$ 25.0
Options | Service providers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding Number	190,000
Weighted average exercise price of outstanding options	$ 4.17
Weighted average remaining contractual life (in years)	2 years 11 months 12 days
Number of options exercisable at year-end	100,000
Subsequent Event | Options | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted					75,650
Exercise price of option (in dollars per share)					$ 36.49
Subsequent Event | RSUs | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs granted					233,505

[1]	On January 13, 2014 the Company granted the Company's founders, who are also shareholders, 11,500,000 options, exercisable into the same amount of the Company's Ordinary shares, at an exercise price of $6.98 per share, 3,850,000 options were vested immediately and the remainder vest over two years. On September 7, 2014 the Company granted four of its directors 200,000 options, exercisable into the same amount of the Company's ordinary shares, at an exercise price of $25.0 per share, which are subject to graded vesting. Those options were granted in the money. Subsequent to December 31, 2014, the Company granted to its employee additional 50,650 options exercisable into the same amount of the Company's Ordinary shares, at an average exercise price of $36.53 per share, and 230,505 RSUs.